Note 5 Main margins and profit by operating segments (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022 [1]
income by operating segment [Line Items]
Interest income (expense)		€ 11,410	€ 8,538
Gross profit		14,148	11,417
Profit (loss) before tax		6,122	4,724
Profit (loss), attributable to owners of parent		3,878	2,957
SPAIN
income by operating segment [Line Items]
Interest income (expense)		2,544	1,758
Gross profit		3,630	3,050
Profit (loss) before tax		1,821	1,404
Profit (loss), attributable to owners of parent		1,231	801
MEXICO
income by operating segment [Line Items]
Interest income (expense)		5,264	3,686
Gross profit		6,774	4,813
Profit (loss) before tax		3,585	2,446
Profit (loss), attributable to owners of parent		2,614	1,781
TURKEY
income by operating segment [Line Items]
Interest income (expense)		980	1,153
Gross profit		1,480	1,335
Profit (loss) before tax		787	633
Profit (loss), attributable to owners of parent		525	59
South America [Member]
income by operating segment [Line Items]
Interest income (expense)		2,503	1,849
Gross profit		2,415	1,982
Profit (loss) before tax		780	745
Profit (loss), attributable to owners of parent		367	418
Rest of business [Member]
income by operating segment [Line Items]
Interest income (expense)		260	155
Gross profit		565	384
Profit (loss) before tax		272	162
Profit (loss), attributable to owners of parent		212	128
Corporate Center And Adjustments [Member]
income by operating segment [Line Items]
Interest income (expense)	[2]	140	64
Gross profit	[2]	(716)	(147)
Profit (loss) before tax	[2]	(1,123)	(666)
Profit (loss), attributable to owners of parent	[2]	€ (1,072)	€ (230)

[1]	(2) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts to that date (see Note 2.1).
[2]	(1) The adjustments include the impact of the purchase of offices in Spain in 2022 from the transaction with Merlin Properties (see Note 16).